Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773-3000 Fax: + 1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Bancroft Capital, LLC

(collectively, the “Specified Parties”)

Re:	Citigroup Commercial Mortgage Trust 2023-PRM3 (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2023-PRM3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 7 June 2023. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 June 2023

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”) comprised of:
i.	Certain senior promissory notes (the “Senior Trust Notes”) and
ii.	Certain subordinate promissory notes (the “Junior Trust Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a 5-year fixed rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and certain additional senior promissory notes (the “Companion Notes”), which will not be assets of the Issuing Entity,
c.	The Companion Notes and Senior Trust Notes (together, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Notes,
d.	The Mortgage Loan is secured by, among other things, first priority mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in 45 primarily self-storage facilities (each, a “Property” and collectively, the “Properties”) and
e.	The Mortgage Loan has two related fixed rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan” and collectively, the “Mezzanine Loan”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Notes, Senior Notes, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 28 June 2023 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A).

Attachment A Page 2 of 14

1.	(continued)

We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Senior Trust Notes, Junior Trust Notes, Companion Notes, Senior Notes, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
c.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Maturity Date Balance”),
d.	Use the “Total Senior Mortgage Loan Original Balance” of the Senior Notes, as shown on the Final Data File, for the:
i.	Principal balance of the Senior Notes as of the Reference Date (the “Total Senior Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Senior Notes as of the “Maturity Date” of the Mortgage Loan (the “Total Senior Mortgage Loan Maturity Date Balance”),
e.	Use the “Senior Mortgage Loan Trust Original Balance” of the Senior Trust Notes, as shown on the Final Data File, for the:
i.	Principal balance of the Senior Trust Notes as of the Reference Date (the “Senior Mortgage Loan Trust Closing Date Balance”) and
ii.	Principal balance of the Senior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Senior Mortgage Loan Trust Maturity Date Balance”),
f.	Use the “Senior Mortgage Loan Companion Original Balance” of the Companion Notes, as shown on the Final Data File, for the:
i.	Principal balance of the Companion Notes as of the Reference Date (the “Senior Mortgage Loan Companion Closing Date Balance”) and
ii.	Principal balance of the Companion Notes as of the “Maturity Date” of the Mortgage Loan (the “Senior Mortgage Loan Companion Maturity Date Balance”),

Attachment A Page 4 of 14

6.	(continued)

g.	Use the “Junior Mortgage Loan Original Balance” of the Junior Trust Notes, as shown on the Final Data File, for the:
i.	Principal balance of the Junior Trust Notes as of the Reference Date (the “Junior Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Junior Trust Notes as of the “Maturity Date” of the Mortgage Loan (the “Junior Mortgage Loan Maturity Date Balance”),
h.	Use the “Mezzanine Loan A Original Balance” of the Mezzanine A Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Mezzanine Loan A Closing Date Balance”) and
ii.	Principal balance of the Mezzanine A Loan and each Property as of the “Maturity Date” of the Mezzanine A Loan (the “Mezzanine Loan A Balloon Balance”) and
i.	Use the “Mezzanine Loan B Original Balance” of the Mezzanine B Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Mezzanine Loan B Closing Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Maturity Date” of the Mezzanine B Loan (the “Mezzanine Loan B Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Senior Mortgage Loan Trust Original Balance,
b.	Senior Mortgage Loan Companion Original Balance,
c.	Junior Mortgage Loan Original Balance,
d.	Mezzanine Loan A Original Balance,
e.	Mezzanine Loan B Original Balance,
f.	Senior Mortgage Loan Trust Closing Date Balance,
g.	Senior Mortgage Loan Companion Closing Date Balance,
h.	Junior Mortgage Loan Closing Date Balance,
i.	Mezzanine Loan A Closing Date Balance,
j.	Mezzanine Loan B Closing Date Balance,
k.	Senior Mortgage Loan Trust Maturity Date Balance,
l.	Senior Mortgage Loan Companion Maturity Date Balance,
m.	Junior Mortgage Loan Maturity Date Balance,
n.	Mezzanine Loan A Balloon Balance and
o.	Mezzanine Loan B Balloon Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Closing Date Balance and
iii.	Total Loan Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 14

8.	Using the “Total Senior Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Total Senior Mortgage Loan Closing Date Balance” of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Senior Mortgage Loan Trust Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Senior Mortgage Loan Trust Closing Date Balance” of the Senior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the “Senior Mortgage Loan Companion Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Senior Mortgage Loan Companion Closing Date Balance” of the Companion Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the “Junior Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Junior Mortgage Loan Closing Date Balance” of the Junior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the “Mezzanine Loan A Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan A Closing Date Balance” of the Mezzanine A Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Mezzanine Loan B Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan B Closing Date Balance” of the Mezzanine B Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Whole Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Whole Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

15.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Senior Mortgage Loan Trust Original Balance,
b.	Senior Mortgage Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Mortgage Trust Loan Monthly Debt Service Payment and
ii.	Senior Mortgage Loan Trust Annual Debt Service Payment,

of the Senior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mortgage Trust Loan Monthly Debt Service Payment” of the Senior Trust Notes as 1/12th of the product, rounded to two decimal places, of:

a.	The “Senior Mortgage Loan Trust Original Balance,” as shown on the Final Data File,
b.	The “Senior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mortgage Loan Trust Annual Debt Service Payment” of the Senior Trust Notes as twelve (12) times the “Senior Mortgage Trust Loan Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 7 of 14

17.	Using the:
a.	Total Senior Mortgage Loan Original Balance,
b.	Senior Mortgage Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Senior Mortgage Loan Monthly Debt Service Payment and
ii.	Total Senior Mortgage Loan Annual Debt Service Payment,

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Senior Mortgage Loan Monthly Debt Service Payment” of the Senior Notes as 1/12th of the product, rounded to two decimal places, of:

a.	The “Total Senior Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Senior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Senior Mortgage Loan Annual Debt Service Payment” of the Senior Notes as twelve (12) times the “Total Senior Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

18.	Using the:
a.	Junior Mortgage Loan Original Balance,
b.	Junior Mortgage Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Junior Loan Monthly Debt Service Payment and
ii.	Junior Loan Annual Debt Service Payment,

of the Junior Trust Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Monthly Debt Service Payment” of the Junior Trust Notes as 1/12th of the product, rounded to two decimal places, of:

a.	The “Junior Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Junior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Loan Annual Debt Service Payment” of the Junior Trust Notes as twelve (12) times the “Junior Loan Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 8 of 14

19.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly Debt Service Payment and
ii.	Whole Loan Annual Debt Service Payment,

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Whole Loan Monthly Debt Service Payment,” as shown on the Final Data File.

20.	Using the:
a.	Mezzanine Loan A Original Balance,
b.	Mezzanine Loan A Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan A Monthly Debt Service Payment and
ii.	Mezzanine Loan A Annual Debt Service Payment,

of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Monthly Debt Service Payment” of the Mezzanine A Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan A Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Annual Debt Service Payment” of the Mezzanine A Loan as twelve (12) times the “Mezzanine Loan A Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 9 of 14

21.	Using the:
a.	Mezzanine Loan B Original Balance,
b.	Mezzanine Loan B Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan B Monthly Debt Service Payment and
ii.	Mezzanine Loan B Annual Debt Service Payment,

of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Monthly Debt Service Payment” of the Mezzanine B Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan B Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan B Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan B Annual Debt Service Payment” of the Mezzanine B Loan as twelve (12) times the “Mezzanine Loan B Monthly Debt Service Payment,” as shown on the Final Data File.

22.	Using the:
a.	Whole Loan Monthly Debt Service Payment,
b.	Mezzanine Loan A Monthly Debt Service Payment,
c.	Mezzanine Loan B Monthly Debt Service Payment,
d.	Whole Loan Annual Debt Service Payment,
e.	Mezzanine Loan A Annual Debt Service Payment and
f.	Mezzanine Loan B Annual Debt Service Payment,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment and
ii.	Total Loan Annual Debt Service Payment,

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 14

23.	Using the:
a.	Total Senior Mortgage Loan Closing Date Balance,
b.	Total Senior Mortgage Loan Maturity Date Balance,
c.	Total Senior Mortgage Loan Annual Debt Service Payment,
d.	Portfolio Appraised Value,
e.	Individual As-Is Appraised Value,
f.	UW Net Operating Income,
g.	UW Net Cash Flow,
h.	Square Footage (Available SF) Total Square Footage Including Parking and Other and
i.	Unit Mix (Available Units) Total Units Including Parking and Other,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Mortgage Loan Closing Date LTV (Portfolio Value),
ii.	Senior Mortgage Loan Closing Date LTV (Aggregate Individual As-is Values),
iii.	Senior Mortgage Loan Balloon LTV (Portfolio Value),
iv.	Senior Mortgage Loan Balloon LTV (Aggregate Individual As-is Values),
v.	Senior Mortgage Loan UW NOI Debt Yield,
vi.	Senior Mortgage Loan UW NCF Debt Yield,
vii.	Senior Mortgage Loan UW NOI DSCR,
viii.	Senior Mortgage Loan UW NCF DSCR,
ix.	Total Senior Mortgage Loan Closing Date Balance per SF and
x.	Total Senior Mortgage Loan Closing Date Balance per Unit

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through viii. above to two decimal places.

Attachment A Page 11 of 14

24.	Using the:
a.	Whole Loan Closing Date Balance,
b.	Whole Loan Maturity Date Balance,
c.	Whole Loan Annual Debt Service Payment,
d.	Portfolio Appraised Value,
e.	Individual As-Is Appraised Value,
f.	UW Net Operating Income,
g.	UW Net Cash Flow,
h.	Square Footage (Available SF) Total Square Footage Including Parking and Other and
i.	Unit Mix (Available Units) Total Units Including Parking and Other,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan Closing Date LTV (Portfolio Value),
ii.	Whole Loan Closing Date LTV (Aggregate Individual As-is Values),
iii.	Whole Loan Balloon LTV (Portfolio Value),
iv.	Whole Loan Balloon LTV (Aggregate Individual As-is Values),
v.	Whole Loan UW NOI Debt Yield,
vi.	Whole Loan UW NCF Debt Yield,
vii.	Whole Loan UW NOI DSCR,
viii.	Whole Loan UW NCF DSCR,
ix.	Whole Loan Closing Date Balance per Unit,
x.	Whole Loan Closing Date Balance per SF,
xi.	Individual As-Is Appraised Value per SF and
xii.	Portfolio Appraised Value per SF,

of the Mortgage Loan and, with respect to ix. through xi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. and viii. above to two decimal places.

Attachment A Page 12 of 14

25.	Using the:
a.	Total Loan Closing Date Balance,
b.	Total Loan Balloon Balance,
c.	Total Loan Annual Debt Service Payment,
d.	Portfolio Appraised Value,
e.	Individual As-Is Appraised Value,
f.	UW Net Operating Income,
g.	UW Net Cash Flow,
h.	Square Footage (Available SF) Total Square Footage Including Parking and Other and
i.	Unit Mix (Available Units) Total Units Including Parking and Other,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan Closing Date LTV (Portfolio Value),
ii.	Total Loan Closing Date LTV (Aggregate Individual As-is Values),
iii.	Total Loan Balloon LTV (Portfolio Value),
iv.	Total Loan Balloon LTV (Aggregate Individual As-is Values),
v.	Total Loan UW NOI Debt Yield,
vi.	Total Loan UW NCF Debt Yield,
vii.	Total Loan UW NOI DSCR,
viii.	Total Loan UW NCF DSCR,
ix.	Total Loan Closing Date Balance per SF and
x.	Total Loan Closing Date Balance per Unit

of the Total Debt associated with the Mortgage Loan and, with respect to ix. and x. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. and viii. above to two decimal places.

Attachment A Page 13 of 14

26.	Using the:
a.	Senior Mortgage Loan Trust Closing Date Balance,
b.	Senior Mortgage Loan Companion Closing Date Balance,
c.	Junior Mortgage Loan Closing Date Balance,
d.	Portfolio Appraised Value,
e.	Individual As-Is Appraised Value,
f.	Square Footage (Available SF) Total Square Footage Including Parking and Other and
g.	Unit Mix (Available Units) Total Units Including Parking and Other,

as shown on the Final Data File, we recalculated the:

i.	Senior Mortgage Loan Trust Closing Date Balance per Unit,
ii.	Senior Mortgage Loan Trust Closing Date Balance per SF,
iii.	Senior Mortgage Loan Companion Closing Date Balance per Unit,
iv.	Senior Mortgage Loan Companion Closing Date Balance per SF,
v.	Junior Mortgage Loan Closing Date Balance per Unit and
vi.	Junior Mortgage Loan Closing Date Balance per SF

of the Senior Trust Notes, Companion Notes and Junior Trust Notes, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Adjusted Self-Storage Income Storage Rental Income,
b.	April 2023 TTM Late & Application Fees and
c.	April 2023 TTM Other Income,

as shown on the Final Data File, we recalculated the “Adjusted SS Effective Gross Income” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using the:
a.	Adjusted SS Effective Gross Income and
b.	Square Footage (Available SF) Total Self Storage Square Footage,

as shown on the Final Data File, we recalculated the “Adjusted UW SS RevPAF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 14

29.	Using the:
a.	Square Footage (Available SF) Total Self Storage Square Footage,
b.	Square Footage (Available SF) Climate Controlled and
c.	Square Footage (Available SF) Regular,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Climate Controlled and
ii.	% of Square Footage (Available SF) Regular

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

30.	Using the:
a.	Square Footage (Available SF) Total Square Footage Including Parking and Other,
b.	Square Footage (Available SF) Total Self Storage Square Footage,
c.	Square Footage (Available SF) Total Self Storage Square Footage Parking and
d.	Square Footage (Available SF) Total Self Storage Square Footage Other,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Self Storage SF % of Total,
ii.	% of Square Footage (Available SF) Parking,
iii.	% of Square Footage (Available SF) Other and
iv.	% of Square Footage (Available SF) Total Square Footage Including Parking and Other

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents:

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	6 June 2023

Allocated Loan Amount Schedule	18 May 2023

Client Provided Balance Schedule	6 June 2023

Mezzanine A Loan Agreement (see Note 1)	25 May 2023

Mezzanine B Loan Agreement (see Note 1)	25 May 2023

Guaranty Agreement (see Note 1)	6 June 2023

Previous Securitization Schedule	Not Dated

Property Source Documents:

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	21 April 2023

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Engineering Reports	20 March 2023

Phase I Environmental Reports	20 March 2023

Self Storage Almanac	Not Dated

Green Street U.S. Self-Storage Outlook Report	31 January 2023

Property Insurance Review Report (see Note 1)	6 June 2023

Flood Zone Notification Letter	20 March 2023

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
County	Appraisal Report or USPS Internet Site (www.usps.com)
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Date Acquired	Appraisal Report or Underwriter’s Summary Report
Unit Mix (Available Units) Regular	Underwriter’s Summary Report
Unit Mix (Available Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (Available Units) Parking	Underwriter’s Summary Report
Unit Mix (Available Units) Other	Underwriter’s Summary Report
Unit Mix (Available Units) Total Units Including Parking and Other	Underwriter’s Summary Report
Square Footage (Available SF) Regular	Underwriter’s Summary Report
Square Footage (Available SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Available SF) Total Self Storage Square Footage	Underwriter’s Summary Report
Square Footage (Available SF) Parking	Underwriter’s Summary Report
Square Footage (Available SF) Other	Underwriter’s Summary Report
Square Footage (Available SF) Total Square Footage Including Parking and Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (Occupied Units) Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Square Footage Including Parking and Other	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Square Footage (Occupied SF) Regular	Underwriter’s Summary Report
Square Footage (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Occupied SF) Self Storage SF Occupancy %	Underwriter’s Summary Report
Square Footage (Occupied SF) Parking	Underwriter’s Summary Report
Square Footage (Occupied SF) Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Total SF Including Parking and Other Occupancy (%)	Underwriter’s Summary Report
UW Self Storage Occupancy (%) (based on SF)	Underwriter’s Summary Report
UW Total Occupancy Including Parking and Other SF (based on SF) (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Previous Securitization	Previous Securitization Schedule

Third Party Information:

Characteristic	Source Document(s)

Individual As-is Appraiser	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraisal Appraiser	Portfolio Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Portfolio Appraised Value Premium	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Flood Zone	Property Insurance Review Report and Flood Zone Notification Letter
Environmental Phase I Report Provider	Phase I Environmental Report
Environmental Phase I Report Date	Phase I Environmental Report
Seismic Zone	Engineering Report
Earthquake Insurance Required	Property Insurance Review Report
Terrorism Insurance Required	Property Insurance Review Report
Environmental Insurance Required (Y/N)	Property Insurance Review Report
Blanket Insurance Policy (Yes/No)	Property Insurance Review Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2019 Annualized Months of Income and Expenses	Underwriter’s Summary Report
2019 Annualized Storage Rental Income	Underwriter’s Summary Report
2019 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2019 Annualized Gross Potential Income	Underwriter’s Summary Report
2019 Annualized Economic Vacancy	Underwriter’s Summary Report
2019 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
2019 Annualized Late & Application Fees	Underwriter’s Summary Report
2019 Annualized Other Income	Underwriter’s Summary Report
2019 Annualized Effective Gross Income	Underwriter’s Summary Report
2019 Annualized RevPAF	Underwriter’s Summary Report
2019 Annualized Insurance	Underwriter’s Summary Report
2019 Annualized Real Estate Taxes	Underwriter’s Summary Report
2019 Annualized Marketing & Advertising	Underwriter’s Summary Report
2019 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2019 Annualized Management Fee	Underwriter’s Summary Report
2019 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2019 Annualized Payroll & Benefits	Underwriter’s Summary Report
2019 Annualized Utilities	Underwriter’s Summary Report
2019 Annualized General & Administrative	Underwriter’s Summary Report
2019 Annualized Total Expenses	Underwriter’s Summary Report
2019 Annualized Net Operating Income	Underwriter’s Summary Report
2019 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2019 Annualized Net Cash Flow	Underwriter’s Summary Report
2020 Annualized Months of Income and Expenses	Underwriter’s Summary Report
2020 Annualized Storage Rental Income	Underwriter’s Summary Report
2020 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2020 Annualized Gross Potential Income	Underwriter’s Summary Report
2020 Annualized Economic Vacancy	Underwriter’s Summary Report
2020 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
2020 Annualized Late & Application Fees	Underwriter’s Summary Report
2020 Annualized Other Income	Underwriter’s Summary Report
2020 Annualized Effective Gross Income	Underwriter’s Summary Report
2020 Annualized RevPAF	Underwriter’s Summary Report
2020 Annualized Insurance	Underwriter’s Summary Report
2020 Annualized Real Estate Taxes	Underwriter’s Summary Report
2020 Annualized Marketing & Advertising	Underwriter’s Summary Report
2020 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2020 Annualized Management Fee	Underwriter’s Summary Report
2020 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2020 Annualized Payroll & Benefits	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2020 Annualized Utilities	Underwriter’s Summary Report
2020 Annualized General & Administrative	Underwriter’s Summary Report
2020 Annualized Total Expenses	Underwriter’s Summary Report
2020 Annualized Net Operating Income	Underwriter’s Summary Report
2020 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2020 Annualized Net Cash Flow	Underwriter’s Summary Report
2021 Months of Income and Expenses	Underwriter’s Summary Report
2021 Storage Rental Income	Underwriter’s Summary Report
2021 Potential Income from Vacant Units	Underwriter’s Summary Report
2021 Gross Potential Income	Underwriter’s Summary Report
2021 Economic Vacancy	Underwriter’s Summary Report
2021 Gross Potential Income Before Other Income	Underwriter’s Summary Report
2021 Late & Application Fees	Underwriter’s Summary Report
2021 Other Income	Underwriter’s Summary Report
2021 Effective Gross Income	Underwriter’s Summary Report
2021 RevPAF	Underwriter’s Summary Report
2021 Insurance	Underwriter’s Summary Report
2021 Real Estate Taxes	Underwriter’s Summary Report
2021 Marketing & Advertising	Underwriter’s Summary Report
2021 Repairs & Maintenance	Underwriter’s Summary Report
2021 Management Fee	Underwriter’s Summary Report
2021 Cost of Goods Sold	Underwriter’s Summary Report
2021 Payroll & Benefits	Underwriter’s Summary Report
2021 Utilities	Underwriter’s Summary Report
2021 General & Administrative	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2021 Net Operating Income	Underwriter’s Summary Report
2021 Replacement Reserves - Storage	Underwriter’s Summary Report
2021 Net Cash Flow	Underwriter’s Summary Report
2022 Months of Income and Expenses	Underwriter’s Summary Report
2022 Storage Rental Income	Underwriter’s Summary Report
2022 Potential Income from Vacant Units	Underwriter’s Summary Report
2022 Gross Potential Income	Underwriter’s Summary Report
2022 Economic Vacancy	Underwriter’s Summary Report
2022 Gross Potential Income Before Other Income	Underwriter’s Summary Report
2022 Late & Application Fees	Underwriter’s Summary Report
2022 Other Income	Underwriter’s Summary Report
2022 Effective Gross Income	Underwriter’s Summary Report
2022 RevPAF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 Insurance	Underwriter’s Summary Report
2022 Real Estate Taxes	Underwriter’s Summary Report
2022 Marketing & Advertising	Underwriter’s Summary Report
2022 Repairs & Maintenance	Underwriter’s Summary Report
2022 Management Fee	Underwriter’s Summary Report
2022 Cost of Goods Sold	Underwriter’s Summary Report
2022 Payroll & Benefits	Underwriter’s Summary Report
2022 Utilities	Underwriter’s Summary Report
2022 General & Administrative	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2022 Net Operating Income	Underwriter’s Summary Report
2022 Replacement Reserves - Storage	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
April 2023 TTM Months of Income and Expenses	Underwriter’s Summary Report
April 2023 TTM Storage Rental Income	Underwriter’s Summary Report
April 2023 TTM Potential Income from Vacant Units	Underwriter’s Summary Report
April 2023 TTM Gross Potential Income	Underwriter’s Summary Report
April 2023 TTM Economic Vacancy	Underwriter’s Summary Report
April 2023 TTM Gross Potential Income Before Other Income	Underwriter’s Summary Report
April 2023 TTM Late & Application Fees	Underwriter’s Summary Report
April 2023 TTM Other Income	Underwriter’s Summary Report
April 2023 TTM Effective Gross Income	Underwriter’s Summary Report
April 2023 TTM RevPAF	Underwriter’s Summary Report
April 2023 TTM Insurance	Underwriter’s Summary Report
April 2023 TTM Real Estate Taxes	Underwriter’s Summary Report
April 2023 TTM Marketing & Advertising	Underwriter’s Summary Report
April 2023 TTM Repairs & Maintenance	Underwriter’s Summary Report
April 2023 TTM Management Fee	Underwriter’s Summary Report
April 2023 TTM Cost of Goods Sold	Underwriter’s Summary Report
April 2023 TTM Payroll & Benefits	Underwriter’s Summary Report
April 2023 TTM Utilities	Underwriter’s Summary Report
April 2023 TTM General & Administrative	Underwriter’s Summary Report
April 2023 TTM Total Expenses	Underwriter’s Summary Report
April 2023 TTM Net Operating Income	Underwriter’s Summary Report
April 2023 TTM Replacement Reserves - Storage	Underwriter’s Summary Report
April 2023 TTM Net Cash Flow	Underwriter’s Summary Report
UW Storage Rental Income	Underwriter’s Summary Report
UW Potential Income from Vacant Units	Underwriter’s Summary Report
UW Gross Potential Income	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
UW Gross Potential Income Before Other Income	Underwriter’s Summary Report
UW Late & Application Fees	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Other Income	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
UW RevPAF	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
UW Marketing & Advertising	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
UW Cost of Goods Sold	Underwriter’s Summary Report
UW Payroll & Benefits	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
UW Replacement Reserves - Storage	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report
Adjusted Self-Storage Income Storage Rental Income	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Debt Service Reserve Cap ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Other Reserve Cap ($)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Whole Loan Original Balance	Allocated Loan Amount Schedule and Client Provided Balance Schedule
Mezzanine Loan A Original Balance	Allocated Loan Amount Schedule
Mezzanine Loan B Original Balance	Allocated Loan Amount Schedule
Total Senior Mortgage Loan Original Balance	Client Provided Balance Schedule
Senior Mortgage Loan Coupon	Client Provided Balance Schedule
Junior Mortgage Loan Coupon	Client Provided Balance Schedule
Whole Loan Coupon	Client Provided Balance Schedule
Mezzanine Loan A Coupon	Client Provided Balance Schedule
Mezzanine Loan B Coupon	Client Provided Balance Schedule
Interest Calculation (30/360 / Actual/360) (see Note 3)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amort Type (see Note 3)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Grace Period- Late Fee	Mortgage Loan Agreement
Grace Period- Default	Mortgage Loan Agreement
First Loan Payment Date (see Note 8)	Mortgage Loan Agreement
Maturity Date (see Note 8)	Mortgage Loan Agreement
Lockbox (see Note 4)	Mortgage Loan Agreement
Cash Management Type (see Note 5)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Lockout Period (See Note 6)	Mortgage Loan Agreement
Lockout Expiration Date (See Notes 6 and 7)	Mortgage Loan Agreement
Prepayment / Defeasance Begin Date (See Notes 6 and 7)	Mortgage Loan Agreement
Prepayment / Defeasance End Date (See Notes 6 and 7)	Mortgage Loan Agreement
Open Period Begin Date (See Notes 6 and 7)	Mortgage Loan Agreement
Open Period (Payments) (See Note 6)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision (see Note 6)	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Future Debt Permitted (Yes/No)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Release Provisions (Yes/No)	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Carve-out Guarantor	Mortgage Loan Agreement
Recourse	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Name of Mezzanine Lenders	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

7.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to assume that the information on the Preliminary Data File corresponding to the Mortgage Loan is the same for the Mezzanine Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No. (ranked by ALA)
Property ID
Property Name
Environmental Phase II Report Provider
Environmental Phase II Report Date
PML %
Seismic Report Date
Administrative Fee Rate (%)
Property Located Within a Qualified Opportunity Zone (Y/N)
Originator Entity Type
Senior Mortgage Loan Trust Original Balance
Senior Mortgage Loan Companion Original Balance
Junior Mortgage Loan Original Balance
Origination Date
Upfront RE Tax Reserve ($)
Upfront Insurance Reserve ($)
Ongoing RE Tax Reserve ($)
Ownership Interest
Loan Purpose
Sponsor
Mortgage Loan Seller
Most Recent Debt

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.